INCOME TAXES (Details Narrative)		6 Months Ended
	Mar. 21, 2018	Mar. 31, 2024 USD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 HKD ($)
Operating Loss Carryforwards [Line Items]
Effective income tax rate reconciliation, deduction		100.00%	100.00%	100.00%	100.00%
Tax concession		$ 385	$ 3,000	$ 769	$ 6,000
Effective tax rates on income before income taxes		13.49%	13.49%	12.80%	12.80%
Inland Revenue, Hong Kong [Member]
Operating Loss Carryforwards [Line Items]
Significant change in unrecognized tax benefits, nature of event	the Hong Kong Legislative Council passed The Inland Revenue (Amendment) (No. 7) Bill 2017 (the “Bill”) which introduces the two-tiered profits tax rates regime. The Bill was signed into law on March 28, 2018 and was gazetted on the following day. Under the two-tiered profits tax rates regime, the first HK$2 million of profits of the qualifying group entity will be taxed at 8.25%, and profits above HK$2 million will be taxed at 16.5%. The profits of group entities not qualifying for the two-tiered profits tax rates regime will continue to be taxed at a flat rate of 16.5%